Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 25, 2016
JNL/INVESCO SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/Invesco Small Cap Growth Fund Class A and Class B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 25, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period	Class A
1/1/2015 – 12/31/2015	28%

Period	Class B
1/1/2015 – 12/31/2015	28%

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Jackson National Asset Management, LLC (“JNAM”) will voluntarily waive 0.05% of management fees on the first $50 million of the Fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same and the contractual expense limitation agreement is not renewed. The example does not reflect the voluntary fee waiver. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies, at the time of purchase. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2015, the market capitalization resulting from this formula was $11.8 billion.

		The Fund may also invest up to 25% of its total assets in foreign securities. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations in other market capitalization ranges.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks of investing in the Fund include:
  Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company's financial condition.
  Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.
  Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly-available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  Investment style risk –  The returns from a certain investment style may be lower than the returns from the overall stock market.  Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.
  Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
  Securities lending risk – Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
  Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower.

		The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 20.03%; Worst Quarter (ended 12/31/2008): -27.68%
Bar Chart Two Closing [Text Block]	jnlst_BarChartTwoClosingTextBlock	Best Quarter (ended 6/30/2009): 20.03%; Worst Quarter (ended 12/31/2008): -27.62%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2015
JNL/INVESCO SMALL CAP GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	1.11%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
1 year	rr_ExpenseExampleYear01	$ 113
3 years	rr_ExpenseExampleYear03	357
5 years	rr_ExpenseExampleYear05	620
10 years	rr_ExpenseExampleYear10	$ 1,373
2006	rr_AnnualReturn2006	14.49%
2007	rr_AnnualReturn2007	11.37%
2008	rr_AnnualReturn2008	(39.73%)
2009	rr_AnnualReturn2009	34.80%
2010	rr_AnnualReturn2010	26.21%
2011	rr_AnnualReturn2011	(1.36%)
2012	rr_AnnualReturn2012	17.68%
2013	rr_AnnualReturn2013	39.69%
2014	rr_AnnualReturn2014	7.99%
2015	rr_AnnualReturn2015	(1.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.68%)
1 year	rr_AverageAnnualReturnYear01	(1.79%)
5 year	rr_AverageAnnualReturnYear05	11.45%
10 year	rr_AverageAnnualReturnYear10	8.44%
JNL/INVESCO SMALL CAP GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.91%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
1 year	rr_ExpenseExampleYear01	$ 93
3 years	rr_ExpenseExampleYear03	294
5 years	rr_ExpenseExampleYear05	513
10 years	rr_ExpenseExampleYear10	$ 1,141
2006	rr_AnnualReturn2006	14.74%
2007	rr_AnnualReturn2007	11.58%
2008	rr_AnnualReturn2008	(39.58%)
2009	rr_AnnualReturn2009	35.00%
2010	rr_AnnualReturn2010	26.51%
2011	rr_AnnualReturn2011	(1.18%)
2012	rr_AnnualReturn2012	17.97%
2013	rr_AnnualReturn2013	39.88%
2014	rr_AnnualReturn2014	8.21%
2015	rr_AnnualReturn2015	(1.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.62%)
1 year	rr_AverageAnnualReturnYear01	(1.60%)
5 year	rr_AverageAnnualReturnYear05	11.67%
10 year	rr_AverageAnnualReturnYear10	8.66%
JNL/INVESCO SMALL CAP GROWTH FUND | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.38%)
5 year	rr_AverageAnnualReturnYear05	10.67%
10 year	rr_AverageAnnualReturnYear10	7.95%
JNL/INVESCO SMALL CAP GROWTH FUND | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.38%)
5 year	rr_AverageAnnualReturnYear05	10.67%
10 year	rr_AverageAnnualReturnYear10	7.95%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the management fees of the Fund for net assets up to $250 million. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. Written notice of any such change in or elimination of the waiver shall be provided by the Adviser to the Board of Trustees within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.